Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB (Details 1)	12 Months Ended
Dec. 31, 2022
Amendments To I A S 1 [Member]
IfrsStatementLineItems [Line Items]
Description	In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, in order to specify the requirements for classifying the liability as current or non-current. The amendments clarify:
Applicable to annual periods starting in or after	Jan. 01, 2023
Amendments To I A S 8 [Member]
IfrsStatementLineItems [Line Items]
Description	The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and error correction and how entities use measurement techniques and inputs to develop accounting estimates.
Applicable to annual periods starting in or after	Jan. 01, 2023
Amendments To I F R S 10 [Member]
IfrsStatementLineItems [Line Items]
Description	Gains and losses resulting from (i) loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture accounted for using the equity method are recognized in the parent's income only in proportion to the interest held by investors not related to that affiliate or joint venture; (ii) remeasurement of investments retained in a former subsidiary at fair value are recognized in the former parent's income in proportion to the interest held by unrelated investors in the new associate or joint venture.